Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies
Accounting Policies
Corporate Information

Invesco Ltd. (Parent) and all of its consolidated entities (collectively, the company or Invesco) provide retail, institutional and high-net-worth clients with an array of global investment management capabilities. The company operates globally and its sole business is investment management.

Basis of Accounting and Consolidation

In the opinion of management, the Consolidated Financial Statements reflect all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial condition and results of operations for the periods presented. All significant intercompany transactions, balances, revenues and expenses are eliminated upon consolidation.

The company provides investment management services to, and has transactions with, various private equity funds, real estate funds, fund-of-funds, CLOs, and other investment products sponsored by the company in the normal course of business for the investment of client assets. The company serves as the investment manager, making day-to-day investment decisions concerning the assets of these products. Certain of these entities, typically CLOs and funds that are structured as partnership entities (such as private equity funds, real estate funds, and fund-of-funds), are considered to be variable interest entities (VIEs) if the VIE criteria are met. A VIE, in the context of the company and its managed funds, is a fund that does not have sufficient equity to finance its operations without additional subordinated financial support, or a fund for which the risks and rewards of ownership are not directly linked to voting interests.

The Consolidated Financial Statements have been prepared in accordance with U.S. GAAP and consolidate the financial statements of the Parent and all of its controlled subsidiaries. Additionally, the Consolidated Financial Statements include the consolidation of certain managed funds that meet the definition of a VIE if the company has been deemed to be the primary beneficiary of those funds, any non-VIE general partnership investments where the company is deemed to have control, and other sponsored investment products in which the company has a controlling financial interest. Control is deemed to be present when the Parent holds a majority voting interest or otherwise has the power to govern the financial and operating policies of the subsidiary managed fund so as to obtain the majority of the benefits from its activities. The company is generally considered to have a controlling financial interest in a managed fund when it owns a majority of the fund's outstanding shares, which may arise as a result of a seed money investment in a newly launched investment product from the time of initial launch to the time that the fund becomes majority-held by third-party investors.
Investment products that are consolidated are referred to in this Report as Consolidated Investment Products (CIP), which includes consolidated nominally-held investment products. The company's economic risk with respect to each investment in a a CIP is limited to its equity ownership and any uncollected management fees. Gains and losses arising from nominally-held CIP do not have a significant impact on the company's results of operations, liquidity, or capital resources. See Note 20, "Consolidated Investment Products," for additional information regarding the impact of consolidation of investment products.
Consolidation Accounting. The U.S. GAAP consolidation model in Accounting Standards Codification (ASC) Topic 810, "Consolidation," differs for entities that are considered to be VIEs versus those that do not meet the VIE criteria (and are thus referred to as voting interest entities, or VOEs). Additionally, the consolidation criteria for VIEs differs depending on the structure of the VIE as a result of Accounting Standards Update (ASU) No. 2010-10, "Amendments for Certain Investment Funds." The consolidation models are summarized below:
- For all VIE investment products except CLOs, if the company is deemed to have the majority of rewards/risks of ownership associated with, these funds, then the company is deemed to be their primary beneficiary and is required to consolidate these funds. For those private equity funds, real estate funds and fund-of-funds that are determined to be VIEs, the company evaluates the structure of each partnership to determine if it is the primary beneficiary of the fund. This evaluation includes assessing the rights of the limited partners to transfer their economic interests in the investment product. If the limited partners' lack rights to manage their economic interests, they are considered to be de facto agents of the company, resulting in the company determining that it is the primary beneficiary of the investment product.
- For VIE CLOs, if the company is deemed to have the power to direct the activities of the CLO that most significantly impact the CLO's economic performance, and the obligation to absorb losses/right to receive benefits from the CLO that could potentially be significant to the CLO, then the company is deemed to be the CLO's primary beneficiary and is required to consolidate the CLO.
- Non-VIE general partnership investments are deemed to be controlled by the company and are consolidated under a VOE model, unless the limited partners have the substantive ability to remove the general partner without cause based upon a simple majority vote or can otherwise dissolve the partnership, or unless the limited partners have substantive participating rights over decision-making.
Consolidation Analysis. The company inventories its funds by vehicle type on a quarterly basis. The company assesses modifications to existing funds on an ongoing basis to determine if a significant reconsideration event has occurred. All newly created funds are evaluated for consolidation based upon a variety of factors, including the legal form of the investment vehicle, the management/performance fee structure, and any investment the company may have in the fund. Certain fund vehicle-types, such as CLOs and partnerships are more susceptible to consolidation due to the combination of these factors. The consolidation analysis for these structures includes a detailed review of the terms of the fund's governing documents and a comparison of the significant terms against the consolidation criteria in ASC 810, including a determination of whether the fund is a VIE or a VOE. Seed money and co-investments in managed funds in which the company has determined that it is the primary beneficiary or in which the company has a controlling financial interest are consolidated if the impact of doing so is deemed material. Otherwise, these investments are accounted for as described in the “Investments” accounting policy above.
Consolidation of CLOs. The company has elected the fair value option under ASC Topic 825-10-25 to measure the assets and liabilities of all consolidated CLOs at fair value, as the company has determined that measurement of the notes issued by consolidated CLOs at fair value better correlates with the value of the assets held by consolidated CLOs, which are held to provide the cash flows for the note obligations. All of the investments held and notes issued by consolidated investment products are presented at fair value in the company's Consolidated Balance Sheets at December 31, 2012 and 2011.
Upon consolidation of the CLOs, the company's and the CLOs' accounting policies were effectively aligned, resulting in the reclassification of the company's gain or loss (representing the changes in the market value of the company's holding in the consolidated CLOs) from other comprehensive income into other gains/losses. The company's gain on its investment in the CLOs (before consolidation) eliminates with the company's share of the offsetting loss on the CLOs' debt. The net income/loss impact during the period of consolidation of these CLOs is therefore completely attributed to other investors in these CLOs, as the company's share has been eliminated through consolidation. The Consolidated Balance Sheets reflects the consolidation of assets held and debt issued by these CLOs, despite the fact that the assets cannot be used by the company, nor is the company obligated for the debt. The surplus of consolidated CLO assets over consolidated CLO liabilities is reflected in the company's Consolidated Balance Sheets as retained earnings appropriated for investors in CIP. Current period gains/(losses) attributable to investors in consolidated CLOs are included in (gains)/losses attributable to noncontrolling interests in consolidated entities in the Consolidated Statements of Income and in the retained earnings appropriated for investors in CIP in the Consolidated Balance Sheets, as they are considered noncontrolling interests of the company. Interest income and expense of consolidated CLOs are presented as other income/(expense) in the company's Consolidated Income Statements for the years ended December 31, 2012, 2011 and 2010. See Note 20, “Consolidated Investment Products,” for additional details. In addition, the company's Consolidated Cash Flow Statement reflects the cash flows of these CLOs.
Consolidation of Private Equity, Real Estate, and Fund-of-Funds. The company also consolidates certain private equity and real estate funds that are structured as partnerships in which the company is the general partner receiving a management and/or performance fee. Private equity investments made by the underlying funds consist of direct investments in, or fund investments in other private equity funds that hold direct investments in, equity or debt securities in operating companies that are generally not initially publicly traded. Private equity funds are considered investment companies and are therefore accounted for under ASC Topic 946, “Financial Services - Investment Companies.” The company has retained the specialized industry accounting principles of these investment products in its Consolidated Financial Statements. See Note 20, “Consolidated Investment Products,” for additional details.
Consolidation basis. The financial statements have been prepared primarily on the historical cost basis; however, certain items are presented using other bases such as fair value, where such treatment is required or voluntarily elected. The financial statements of subsidiaries, with the exception of certain consolidated managed funds as discussed above, are prepared for the same reporting period as the Parent and use consistent accounting policies, which, where applicable, have been adjusted to U.S. GAAP from local generally accepted accounting principles or reporting regulations. The financial information of the CIP is included in the company's Consolidated Financial Statements on a one-month or a one-quarter lag based upon the availability of fund financial information. Noncontrolling interests in consolidated entities and retained earnings appropriated for investors in CIP represent the interests in certain entities consolidated by the company either because the company has control over the entity or has determined that it is the primary beneficiary, but of which the company does not own all of the entity's equity.

The company follows the provisions of Accounting Standards Codification (ASC) Topic 810, “Consolidation,” when accounting for VIEs, including Accounting Standards Update (ASU) No. 2010-10, “Amendments for Certain Investment Funds” (ASU 2010-10), a deferral of the effective date of additional consolidation guidance for a reporting entity's interests in certain investment funds which have attributes of investment companies, for which the reporting entity does not have an obligation to fund losses, and which are not structured as securitization entities. In addition, the deferral applies to a reporting entity's interest in money market fund-type products. The company has determined that all of its managed funds with the exception of certain CLOs qualify for the deferral.

The adoption of the additional guidance now encompassed in ASC Topic 810, which was effective January 1, 2010 and required prospective application, had a significant impact on the presentation of the company's financial statements, as its provisions required the company to consolidate certain CLOs that were not previously consolidated. The cumulative effect adjustment upon adoption at January 1, 2010 resulted in an appropriation of retained earnings and a reclassification of other comprehensive income into retained earnings of $274.3 million and $5.2 million, respectively. Prior to the adoption of this guidance, the company accounted for its investments in these CLOs as available-for-sale investments, with changes in the value of the company's interests being recorded through other comprehensive income.

Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect reported revenues, expenses, assets, liabilities and disclosure of contingent liabilities. The primary estimates relate to investment and debt valuation for consolidated investment products, goodwill and intangible impairment, and taxes. Use of available information and application of judgment are inherent in the formation of estimates. Actual results in the future could differ from such estimates and the differences may be material to the financial statements.

Reclassifications
In 2011, the company changed its presentation of marketing support expenses from marketing expenses to third-party distribution, service and advisory expenses in the Consolidated Statements of Income. Marketing support expenses are payments made to distributors of certain of the company’s retail products over and above the 12b-1 distribution payments passed through to the distributors from the funds. The nature of these costs is distribution-related; accordingly, the reclassification serves to more appropriately reflect them as such. Additionally, the presentation of certain other prior period reported amounts has been reclassified to be consistent with the current presentation. Such reclassifications had no impact on total operating expenses, net income, or equity attributable to common shareholders. The impact to previously reported third-party distribution, service and advisory and marketing expenses is illustrated below.

For the year ended December 31,
$ in millions	2010
Third-party distribution, service and advisory expenses, as previously reported	972.7
Reclassification	81.1
Discontinued operations reclassification	(2.8)
Third-party distribution, service and advisory expenses, as reclassified	1,051.0
Marketing expenses, as previously reported	159.6
Reclassification	(81.1)
Discontinued operations reclassification	(0.7)
Marketing expenses, as reclassified	77.8

As discussed in Note 23, "Discontinued Operations," the results of Atlantic Trust Private Wealth Management (Atlantic Trust) have been presented as a discontinued operation in the income statement for all periods presented. As a result of this change, certain previously reported amounts in the consolidated financial statements and notes have been reclassified to conform to the current period presentation.
As discussed in Note 24, "Balance Sheet Presentation," the company changed the presentation of its consolidated balance sheets from a classified basis to a non-classified basis. Under the non-classified basis, balances are not separately presented as current or noncurrent. Management believes that this presentation is more meaningful to readers because it aggregates assets and liabilities of the same nature, which is consistent with the manner in which management monitors its financial position. The company's previously classified balance sheets were not utilized to derive any ratios or metrics by which the company is measured. Additionally, the presentation of a non-classified balance sheet reduces the presentation complexities resulting from the classification of CIP, which does not present classified balance sheet information in its underlying financial statements. Certain previously reported amounts in the consolidated balance sheet and notes have been reclassified to conform to the new presentation.

Acquisition Accounting

In accordance with ASC Topic 805, “Business Combinations” (ASC Topic 805), any excess of the cost of the acquisition over the fair values of the identifiable net assets acquired attributable to the company is recognized as goodwill. With certain exceptions, 100% of the fair values of assets acquired, liabilities assumed, and noncontrolling interests is recognized in acquisitions of less than 100% controlling interest when the acquisition constitutes a change in control of the acquired entity. Additionally, when partial ownership in an acquiree is obtained and it is determined that the company controls the acquiree, the assets acquired, liabilities assumed and any noncontrolling interests are recognized and consolidated at 100% of their fair values at that date, regardless of the percentage ownership in the acquiree. As goodwill is calculated as a residual, all goodwill of the acquired business, not just the company's share, is recognized under this “full-goodwill” approach. Noncontrolling interests are stated at the noncontrolling shareholder's proportion of the pre-acquisition carrying values of the acquired net assets. The results of entities acquired or sold during the year are included from or to the date control changes.

Contingent consideration obligations that are elements of consideration transferred are recognized as of the acquisition date as part of the fair value transferred in exchange for the acquired business. Acquisition-related costs incurred in connection with a business combination shall be expensed.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash at banks, in hand and short-term investments with a maturity upon acquisition of three months or less. Also included in cash and cash equivalents at December 31, 2012, is $3.1 million (December 31, 2011: $2.9 million ) in cash to facilitate trust operations and customer transactions in the company's affiliated funds. Cash and cash equivalents of consolidated investment products are not available for general use by the company.

Cash balances may not be readily assessable to the Parent due to capital adequacy requirements of certain of our subsidiaries. These and other similar provisions of applicable law may have the effect of limiting withdrawals of capital, repayment of intercompany loans and payment of dividends by such entities. A sub-group of Invesco subsidiaries, including all of our regulated EU subsidiaries, is subject to consolidated capital requirements under applicable European Union (EU) directives, and capital is maintained within this sub-group to satisfy these regulations. These requirements mandate the retention of liquid resources in those jurisdictions, which we meet in part by holding cash and cash equivalents. This retained cash can be used for general business purposes in the European sub-group or in the countries where it is located. Due to the capital restrictions, the ability to transfer cash between certain jurisdictions may be limited. In addition, transfers of cash between international jurisdictions may have adverse tax consequences that may substantially limit such activity. At December 31, 2012, the European sub-group had cash and cash equivalent balances of $528.3 million (December 31, 2011: $440.0 million), much of which is used to satisfy these regulatory requirements. The company is in compliance with all regulatory minimum net capital requirements. The total amount of non-U.S. cash and cash equivalents was $662.9 million at December 31, 2012 (December 31, 2011: $551.8 million).

In addition, the company is required to hold cash deposits with clearing organizations or to otherwise segregate cash to maintain compliance with federal and other regulations in connection with its unit investment trust (UIT) broker dealer entity. At December 31, 2012 these cash deposits totaled $11.3 million (year ended December 31, 2011: $11.2 million).

Unsettled Fund Receivables and Payables

The company records unsettled fund receivables from underlying fund investors in certain fund products outside the U.S. when these investors place unsettled investments into the funds. Additionally, the company records unsettled fund receivables from certain non-U.S. funds during the settlement period when underlying fund investors redeem their holdings. Settlement periods for both receivables from underlying investors and funds is generally less than four days. Additionally, in its capacity as sponsor of UITs, the company records receivables from brokers, dealers, and clearing organizations for unsettled sell trades of securities and UITs in addition to receivables from customers for unsettled sell trades of UITs. The company also records payables to brokers, dealers, and clearing organization for unsettled buy trades of securities and UITs in addition to payables to customers for unsettled sell trades of securities and UITs. The presentation of the unsettled fund receivables and substantially offsetting payables at trade date reflects the legal relationship between the underlying investor and the company.

Accounts Receivable and Payable

Accounts receivable and payable are recorded at their original invoice amounts. Accounts receivable are also recorded less any allowance for uncollectible amounts.

Investments
The majority of the company’s investment balances relate to balances held in affiliated funds. In the normal course of business, the company invests in various types of affiliated investment products, either as “seed money” or as longer-term investments alongside third-party investors, typically referred to as “co-investments.” Seed money investments are investments held in open-ended Invesco managed funds with the purpose of providing capital to the funds during their development periods to allow the funds to achieve critical mass, establish their track records, and obtain third-party investments. Seed money may also be held for regulatory purposes in certain jurisdictions. Co-investments are often required of the asset manager by third-party investors in closed-ended funds to demonstrate an aligning of the asset manager’s interests with those of the third-party investors. The company also invests in affiliated funds in connection with its deferred compensation plans, whereby certain employees defer portions of their annual bonus into funds.
Investments are categorized in this Report as available-for-sale, trading, equity method, foreign time deposits, and other investments. See Note 4 “Investments” for additional details.
Available-for-sale investments include seed money, co-investments in affiliated collateralized loan obligations (CLOs), and investments in other debt securities. Available-for-sale investments are measured at fair value. Gains or losses arising from changes in the fair value of available-for-sale investments are recognized in accumulated other comprehensive income, net of tax, until the investment is sold or otherwise disposed of, or until the investment is determined to be other-than-temporarily impaired, at which time the cumulative gain or loss previously reported in equity is included in income. The specific identification method is used to determine the realized gain or loss on securities sold or otherwise disposed.
Trading investments include investments held to settle the company’s deferred compensation plan liabilities, sponsored UIT product-related equity and debt securities, and other equity securities. Trading securities are securities bought and held principally for the purpose of selling them in the near term. Trading investments are measured at fair value. Gains or losses arising from changes in the fair value of trading investments are included in income.
Equity method investments include investments over which the company is deemed to have significant influence, including corporate joint ventures and non-controlled subsidiaries in which the company's ownership is between 20 and 50 percent, and co-investments in certain managed funds generally structured as partnerships or similar vehicles. Investments in joint ventures are investments jointly controlled by the company and external parties. Co-investments in managed funds structured as partnerships or similar vehicles include private equity, real estate, and fund-of-funds. The equity method of accounting requires that the investment is initially recorded at cost. The carrying amount of the investment is increased or decreased to recognize the company's share of the after-tax profit or loss of the investee after the date of acquisition. The proportionate share of income or loss is included in equity in earnings of unconsolidated affiliates in the Consolidated Statements of Income, and the proportionate share of other comprehensive income or loss is included in accumulated other comprehensive income in the Consolidated Balance Sheets.
Seed money and co-investments in managed funds are required to be consolidated by the company if certain criteria are met. Upon consolidation of material balances, the company’s seed money or co-investment balance is eliminated, and the underlying securities of the managed fund are reflected on the company’s Consolidated Balance Sheets at fair value. See the “Basis of Accounting and Consolidation” for additional information regarding the consolidation criteria. If the company subsequently determines that it no longer controls the managed funds in which it has invested, the company will deconsolidate the funds. Any remaining holding in the managed funds is then accounted for on the bases described above as available-for-sale or equity method investments, as appropriate.
Fair value is determined using a valuation hierarchy (discussed in Note 3, “Fair Value of Assets and Liabilities,”) generally by reference to an active trading market, using quoted closing or bid prices as of each reporting period end. When a readily ascertainable market value does not exist for an investment, the fair value is calculated based on the expected cash flows of its underlying net asset base, taking into account applicable discount rates and other factors. Judgment is used to ascertain if a formerly active market has become inactive and in determining fair values when markets have become inactive.

The company evaluates the carrying value of investments for impairment on a quarterly basis. In its impairment analysis, the company takes into consideration numerous criteria, including the duration and extent of any decline in fair value, the intent and ability of the company to hold the security for a period of time sufficient for a recovery in value, recent events specific to the issuer or industry and external credit ratings and recent downgrades with respect to issuers of debt securities held. If the decline in value is determined to be other-than-temporary, the carrying value of the security is generally written down to fair value through the income statement. If the fair value of a debt security, however, is less than its amortized cost, the decline in value is determined to be other-than-temporary, and the company intends to sell the debt security or it is more likely than not that the company will be required to sell the debt security before the recovery of its amortized cost basis, the entire difference between the investment's amortized cost basis and its fair value is recognized as an other-than-temporary impairment through the income statement. If the company does not intend to sell the debt security, and it is not more likely than not that the company will be required to sell the debt security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: a) the amount representing the credit loss, which is recorded as a charge to the income statement, and b) the amount related to all other factors, which is recognized in other comprehensive income, net of tax.

Assets Held for Policyholders and Policyholder Payables

One of the company's subsidiaries, Invesco Perpetual Life Limited, is an insurance entity that was established to facilitate retirement savings plans in the U.K. The entity holds assets that are managed for its clients on its balance sheet with an equal and offsetting liability to the policyholders, which is linked to the value of the investments. The investments are legally segregated and are generally not subject to claims that arise from any of the company's other businesses. Investments and policyholder payables held by this business meet the definition of financial instruments and are carried in the Consolidated Balance Sheets as separate account assets and liabilities at fair value in accordance with ASC Topic 944, “Financial Services - Insurance.” Changes in fair value are recorded and offset to zero in the Consolidated Statements of Income in other operating revenues. Management fees earned from policyholder investments are accounted for as described in the company's revenue recognition accounting policy.

Security Deposit Assets and Receivables and Security Deposits Payable

Invesco is an asset manager of property portfolios, whereby the company provides services such as leasing management, building management, building maintenance and administration activities. In order to carry out such activities, Invesco is a party to master lease agreements with the property owners and is a party to sublease agreements with the tenants of the properties. Under these agreements, Invesco collects the security deposits and rent and remits the amounts, with no mark-up, to the property owners. The security deposits remitted to the property owners and the security deposits payable to the tenants are presented in the Consolidated Balance Sheet at December 31, 2012, in other assets and accounts payable and accrued expenses, respectively. Included in security deposit assets is $1.9 million (December 31, 2011: $2.1 million) receivable from affiliated funds, which earns interest at TIBOR plus 0.1% (December 31, 2011: 0.1%).

Deferred Sales Commissions

Mutual fund shares sold without a sales commission at the time of purchase are commonly referred to as “B shares.” B shares typically have an asset-based fee (12b-1 fee) that is charged to the fund over a period of years and a contingent deferred sales charge (CDSC). The CDSC is an asset-based fee that is charged to investors that redeem B shares during a stated period. Commissions paid at the date of sale to brokers and dealers for sales of mutual funds that have a CDSC are capitalized and amortized over a period not to exceed the redemption period of the related fund (generally up to six years). The deferred sales commission asset is reviewed periodically for impairment by reviewing the recoverability of the asset based on estimated future fees to be collected.

Property, Equipment and Depreciation

Property and equipment includes owned property, leasehold improvements, computer hardware/software and other equipment and is stated at cost less accumulated depreciation or amortization and any previously recorded impairment in value. Expenditures for major additions and improvements are capitalized; minor replacements, maintenance and repairs are charged to expense as incurred. Amounts incurred are presented as work-in-progress until the construction or purchase of the property and equipment is substantially complete and ready for its intended use, which, at that point, will begin to be depreciated or amortized. Depreciation is provided on property and equipment at rates calculated to write off the cost, less estimated residual value, of each asset on a straight-line basis over its expected useful life: owned buildings over 50 years, leasehold improvements over the shorter of the lease term or useful life of the improvement; and computers and other various equipment between three and seven years. Purchased and internally developed software is capitalized where the related costs can be measured reliably, and it is probable that the asset will generate future economic benefits, and amortized into operating expenses on a straight-line basis over its useful life, usually five years. The company capitalizes qualified internal and external costs incurred during the application development stage for internally developed software in accordance with ASC Topic 350-40, “Intangibles - Goodwill and Other - Internal-Use Software.” The company reevaluates the useful life determination for property and equipment each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life. On sale or retirement, the asset cost and related accumulated depreciation are removed from the financial statements and any related gain or loss is reflected in income.

The carrying amounts of property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying values may not be recoverable. At each reporting date, an assessment is made for any indication of impairment. If an indication of impairment exists, recoverability is tested by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not exceed the carrying amount (i.e. the asset is not recoverable), the next step would be performed, which is to determine the fair value of the asset and record an impairment charge, if any.

Intangible Assets

Intangible assets identified on the acquisition of a business are capitalized separately from goodwill if the fair value can be measured reliably on initial recognition (transaction date) and, if they are determined to be finite-lived, are amortized and recorded as operating expenses on a straight-line basis over their useful lives, from two to twelve years, which reflects the pattern in which the economic benefits are realized. Intangible assets consist primarily of mutual fund and other client management contracts, customer relationships, distribution agreements and trade names. The company considers its own assumptions, which require management's judgment, about renewal or extension of the term of the arrangement, consistent with its expected use of the asset. A change in the useful life of an intangible asset could have a significant impact on the company's amortization expense.

Where evidence exists that the underlying arrangements have a high likelihood of continued renewal at little or no cost to the company, the intangible asset is assigned an indefinite life and reviewed for impairment on an annual basis. The company reevaluates the useful life determination for intangible assets each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life or an indication of impairment. Management contracts that are managed and operated on a single operating platform are reviewed in aggregate as one unit of valuation and are considered interchangeable because investors may freely transfer between funds. Similarly, cash flows generated by new funds added to the operating platform are included when determining the fair value of the intangible asset.

Definite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable (i.e. the carrying amount exceeds the sum of the fair value of the intangible). In addition, management judgment is required to estimate the period over which definite-lived intangible assets will contribute to the company's cash flows and the pattern in which these assets will be consumed. Intangible assets not subject to amortization are tested for impairment annually as of October 1 or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of an intangible asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. Fair value is generally determined using an income approach where estimated future cash flows are discounted to arrive at a single present value amount.

Goodwill

Goodwill represents the excess of cost over the identifiable net assets of businesses acquired and is recorded in the functional currency of the acquired entity. Goodwill is recognized as an asset and is reviewed for impairment annually as of October 1 and between annual tests when events and circumstances indicate that impairment may have occurred. The company has determined that it has one reporting unit for goodwill impairment testing purposes, the consolidated Invesco Ltd. single operating segment level, which is the level at which internal reporting is generated that reflects the way that the company manages its operations and to which goodwill is naturally associated. The company evaluated the components of its business, which are business units one level below the operating segment level, and has determined that it has one reporting unit for purposes of goodwill impairment testing. The company's operating segment represents one reporting unit because all of the components are similar due to the common nature of products and services offered, type of clients, methods of distribution, manner in which each component is operated, extent to which they share assets and resources, and the extent to which they support and benefit from common product development efforts. Traditional profit and loss measures are not produced and therefore not reviewed by component management for any of the components. Furthermore, the financial information that is available by component is not sufficient for purposes of performing a discounted cash flow analysis at the component level in order to test goodwill for impairment at that level. As none of the company's components are reporting units, the company has determined that its single operating segment, investment management, is also its single reporting unit.

ASU 2011-08 allows the option to first qualitatively assess whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. The company did not utilize this option in 2012 and performed a quantitative impairment test. The impairment test for goodwill consists of a two-step approach, which is performed at the reporting unit level. If the carrying amount of the reporting unit exceeds its fair value (the first step of the goodwill impairment test), then the second step is performed to determine if goodwill is impaired and to measure the amount of the impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of goodwill with the carrying amount of goodwill. If the carrying amount of goodwill exceeds the implied fair value of goodwill, an impairment loss is recognized in an amount equal to that excess.

The principal method of determining fair value of the reporting unit is an income approach where estimated future cash flows are discounted to arrive at a single present value amount. The discount rate used is derived based on the time value of money and the risk profile of the stream of future cash flows. Recent results and projections based on expectations regarding revenue, expenses, capital expenditure and acquisition earn out payments produce a present value for the reporting unit. The present value produced for the reporting unit is the fair value of the reporting unit. This amount is reconciled to the company's market capitalization to determine an implied control premium, which is compared to an analysis of historical control premiums experienced by peer companies over a long period of time to assess the reasonableness of the fair value of the reporting unit.

The company also utilizes a market approach to provide a secondary and corroborative fair value of the reporting unit by using comparable company and transaction multiples to estimate values for our single reporting unit. Discretion and judgment is required in determining whether the transaction data available represents information for companies of comparable nature, scope and size. The results of the secondary market approach to provide a fair value estimate are not combined or weighted with the results of the income approach described above but are used to provide an additional basis to determine the reasonableness of the income approach fair value estimate.

Debt and Financing Costs

Debt issuance costs are recognized as a deferred asset under ASC Topic 835, “Interest.” After initial recognition, debt issuance costs are measured at amortized cost. Finance charges and debt issuance costs are amortized over the term of the debt using the effective interest method. Interest charges are recognized in the Consolidated Statement of Income in the period in which they are incurred.

Treasury Shares

Treasury shares are valued at cost and are included as deductions from equity on the settlement date.

Revenue Recognition

Revenue is measured at the fair value of consideration received or receivable and represents amounts receivable for services provided in the normal course of business, net of discounts, value added tax and other sales-related taxes. Revenue is recognized when there is persuasive evidence of an arrangement, delivery has occurred or services have been provided, collectibility is reasonably assured and the revenue can be reliably measured. Revenue represents management, service and distribution, performance and other fees. Revenue is generally accrued over the period for which the service is provided.

Investment management fees are derived from providing professional services to manage client accounts and include fees earned from retail mutual funds, unit trusts, investment companies with variable capital (ICVCs), exchange-traded funds, investment trusts and institutional management contracts. Investment management fees for products offered in the retail distribution channel are generally calculated as a percentage of the daily average asset balances and therefore vary as the levels of AUM change resulting from inflows, outflows and market movements. Investment management fees for products offered in the institutional and distribution channel are calculated in accordance with the underlying investment management contracts and also vary in relation to the level of client assets managed.

Service fees are generated through fees charged to cover several types of expenses, including fund accounting fees and other maintenance costs for mutual funds, unit trusts and ICVCs, and administrative fees earned from closed-ended funds. Service fees also include transfer agent fees, which are fees charged to cover the expense of processing client share purchases and redemptions, call center support and client reporting. U.S. distribution fees can include 12b-1 fees earned from certain mutual funds to cover allowable sales and marketing expenses for those funds and also include asset-based sales charges paid by certain mutual funds for a period of time after the sale of those funds. Distribution fees typically vary in relation to the amount of client assets managed. Generally, retail products offered outside of the U.S. do not generate a separate distribution fee, as the quoted management fee rate is inclusive of these services.

Performance fee revenues are generated on certain management contracts when performance hurdles are achieved. Such fee revenues are recorded in operating revenues as of the performance measurement date, when the contractual performance criteria have been met and when the outcome of the transaction can be measured reliably in accordance with Method 1 of ASC Topic 605-20-S99, “Revenue Recognition - Services - SEC Materials.” Cash receipt of earned performance fees occurs after the measurement date. The performance measurement date is defined in each contract in which incentive and performance fee revenue agreements are in effect, and therefore we have performance fee arrangements that include monthly, quarterly and annual measurement dates. Given the uniqueness of each transaction, performance fee contracts are evaluated on an individual basis to determine if revenues can and should be recognized. Performance fees are not recorded if there are any future performance contingencies. If performance arrangements require repayment of the performance fee for failure to perform during the contractual period, then performance fee revenues are recognized no earlier than the expiration date of these terms. Performance fees will fluctuate from period to period and may not correlate with general market changes, since most of the fees are driven by relative performance to the respective benchmark rather than by absolute performance.

Other revenues include fees derived primarily from transaction commissions earned upon the sale of new investments into certain of our funds and fees earned upon the completion of transactions in our real estate and private equity asset groups. Real estate transaction fees are derived from commissions earned through the buying and selling of properties. Private equity transaction fees include commissions associated with the restructuring of, and fees from providing advice to, portfolio companies held by the funds. These transaction fees are recorded in the Consolidated Financial Statements on the date when the transactions are legally closed. The company is the sponsor of UITs. In its capacity as sponsor of UITs, the company earns other revenues related to transactional sales charges resulting from the sale of UIT products and from the difference between the purchase or bid and offer price of securities temporarily held to form new UIT products. These revenues are recorded as other revenues net of concessions to dealers who distribute UITs to investors. Other revenues also include the revenues of consolidated investment products.

Distribution, service and advisory fees that are passed through to external parties are presented separately as expenses in accordance with ASC Topic 605-45, “Revenue Recognition - Principal Agent Considerations.” Third-party distribution, service and advisory expenses include periodic “renewal” commissions paid to brokers and independent financial advisors for the continuing oversight of their clients' assets, over the time they are invested, and are payments for the servicing of client accounts. Renewal commissions are calculated based upon a percentage of the AUM value and apply to much of the company's non-U.S. retail operations, where they can also take the form of management fee rebates. As discussed above, the revenues from our U.S. retail operations include 12b-1 distribution fees, which are passed through to brokers who sell the funds as third-party distribution expenses along with marketing support distribution costs. Both the revenues and the costs are dependent on the underlying AUM of the brokers' clients. Third-party distribution expenses also include the amortization of upfront commissions paid to broker-dealers for sales of fund shares with a contingent deferred sales charge (a charge levied to the investor for client redemption of AUM within a certain contracted period of time). The distribution commissions are amortized over the redemption period. Also included in third-party distribution, service and advisory expenses are sub-transfer agency fees that are paid to third parties for processing client share purchases and redemptions, call center support and client reporting. These costs are reimbursed by the related funds. Third-party distribution, service and advisory expenses may increase or decrease at a rate different from the rate of change in service and distribution fee revenues due to the inclusion of distribution, service and advisory expenses for the U.K. and Canada, where the related revenues are recorded as investment management fee revenues, as noted above.

Interest income is accrued on interest-bearing assets.

Dividend income from investments is recognized on the ex-dividend date.

Share-Based Compensation

The company issues equity-settled share-based awards to certain employees, which are measured at fair value at the date of grant. The fair value determined at the grant date is expensed, based on the company's estimate of shares that will eventually vest, on a straight-line or accelerated basis over the vesting period. The initial forfeiture rate applied to most grants is 5% per year, based upon the company's historical experience with respect to employee turnover. Fair value for the share awards representing equity interests identical to those associated with shares traded in the open market is determined using the market price at the date of grant. Fair value is measured by use of the Black Scholes valuation model for certain share awards that do not include dividend rights.

Deferred Compensation

The company issues deferred cash awards to certain employees which are linked in value to investment products. The employees may earn a return linked to the appreciation or depreciation of specified investments, typically the funds they manage. The company intends to hedge economically the exposure to market movements by holding the investments on its balance sheet. The company recognizes as compensation expense the value of the liability to employees, including the appreciation or depreciation of the liability, over the award's vesting period in proportion to the vested amount of the award. The company immediately recognizes the full value of the related investment, and any subsequent appreciation or depreciation of the investment, below operating income in other gains and losses.

Pensions

For defined contribution plans, contributions payable related to the accounting period are charged to the income statement. For defined benefit plans, the cost of providing benefits is separately determined for each plan using the projected unit credit method, based on actuarial valuations performed at each balance sheet date. The company's annual measurement date is December 31. A portion of actuarial gains and losses is recognized through the income statement if the net cumulative unrecognized actuarial gain or loss at the end of the prior period exceeds the greater of 10.0% of the present value of the defined benefit obligation (before deducting plan assets) at that date and 10.0% of the fair value of any plan assets. Prior service costs are recognized over the remaining service periods of active employees.

Advertising Costs

The company expenses the cost of all advertising and promotional activities as incurred. The company incurred advertising costs of $31.9 million for the year ended December 31, 2012 (December 31, 2011: $19.5 million; December 31, 2010: $17.9 million). These amounts are included in marketing expenses in the Consolidated Statements of Income.

Leases

The company complies with lease accounting in accordance with ASC Topic 840, "Leases.” Under operating leases, where the lessor retains substantially all the risks and benefits of ownership of the asset, rental payments, as well as any step rent provisions specified in lease agreements, are aggregated and charged evenly to expense over the lease term beginning on the date of initial possession or the effective date of the lease agreement. Maintenance, utility, and tax costs included in lease agreements are expensed in the period incurred. Rental payments dependent upon an existing index or rate are included in the minimum lease payments based on the index or rate in effect at the inception of the lease and are recognized on a straight-line basis over the minimum lease term. Changes in rental payments that result from subsequent changes in the index or rate are expensed in the period incurred. Capital improvement funding and other lease concessions provided by the landlord are recorded as a deferred liability and are amortized evenly over the lease term as a reduction of rental expense.

The company accounts for lease termination costs in accordance with ASC Topic 420, “Exit or Disposal Cost Obligations,” which requires that (1) a liability for costs to terminate a contract before the end of its term shall be recognized at the time termination occurs and measured at fair value and (2) a liability for costs that will continue to be incurred under a contract for its remaining term without economic benefit to the company be recognized and measured at its fair value when the company ceases to use the right conveyed by the contract, net of estimated sublease rentals that could reasonably be obtained even if the company does not anticipate entering into any subleasing arrangements.

Taxation

Income taxes are provided for in accordance with ASC Topic 740, “Income Taxes” (ASC Topic 740). Deferred tax assets and liabilities are recorded for temporary differences between the tax basis of assets and liabilities and the reported amounts in the Consolidated Financial Statements, using the statutory tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets to the amount that is more likely than not to be realized. The company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Earnings Per Share

Basic earnings per share is calculated by dividing net income attributable to common shareholders by the weighted average number of shares outstanding during the periods, excluding treasury shares. Diluted earnings per share is computed using the treasury stock method, which requires computing share equivalents and dividing net income attributable to common shareholders by the total weighted average number of shares and share equivalents outstanding during the period.

Comprehensive Income

The company's other comprehensive income/(loss) consists of changes in unrealized gains and losses on investment securities classified as available-for-sale, the company's share of other comprehensive income of equity method investments, reclassification adjustments for realized gains/(losses) on those investment securities classified as available-for-sale, foreign currency translation adjustments and employee benefit plan liability adjustments. Such amounts are recorded net of applicable taxes.

Dividends to Shareholders

Dividends to shareholders are recognized on the declaration date. Dividends are declared and paid on a quarterly basis.

Translation of Foreign Currencies

Transactions in foreign currencies (currencies other than the functional currencies of the company's subsidiaries) are recorded at the rates of exchange prevailing on the dates of the transactions. At each balance sheet date, monetary assets and liabilities that are denominated in foreign currencies are remeasured into the functional currencies of the company's subsidiaries at the rates prevailing at the balance sheet date. Gains and losses arising on revaluation are included in the income statement.

The company's reporting currency and the functional currency of the Parent is U.S. dollars. On consolidation, the assets and liabilities of company subsidiary operations whose functional currencies are currencies other than the U.S. dollar (“foreign” operations) are translated at the rates of exchange prevailing at the balance sheet date. Income statement figures are translated at the weighted average rates for the year, which approximate actual exchange rates. Exchange differences arising on the translation of the net assets of foreign operations are taken directly to accumulated other comprehensive income in equity until the disposal of the net investment, at which time they are recognized in the income statement. Goodwill and other fair value adjustments arising on acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and are translated at rates of exchange prevailing at the balance sheet date.

The company generally does not hedge corporate interest rate or foreign currency exposures with derivative financial instruments; however, in the second quarter, the company purchased four put option contracts to hedge economically foreign currency risk on the translation of its pound sterling-denominated earnings into U.S. dollars, as discussed in Note 3, "Fair Value of Assets and Liabilities." In the management of its offshore fund operations, foreign currency forward and swap contracts are purchased daily to hedge against foreign exchange rate movements during the four-day client money settlement period. Certain consolidated investment products may also utilize such instruments. See Note 20, “Consolidated Investment Products,” for additional information.

Accounting Pronouncements Recently Adopted and Pending Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update 2011-04, “Fair Value Measurements: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” (ASU 2011-04). ASU 2011-04 amends Topic 820 to clarify existing fair value measurement disclosures to (1) specifically provide quantitative information about the significant unobservable inputs used for all level 3 measurements and (2) disclose any transfers between levels 1 and 2 of the fair value hierarchy, not just significant transfers. ASU 2011-04 also requires a number of additional disclosures regarding fair value measurements. Specifically, ASU 2011-04 requires entities to disclose: (1) a qualitative discussion about the sensitivity of recurring level 3 measurements to changes in the unobservable inputs disclosed, including the interrelationship between inputs; (2) a description of the company’s valuation processes surrounding level 3 measurements; (3) information about when the current use of a non-financial asset measured at fair value differs from its highest and best use; and (4) the hierarchy classification for items whose fair value is not recorded on the balance sheet but is disclosed in the notes. ASU 2011-04 amends Topic 820 to change the fair value measurement of financial instruments and the application of premiums and discounts in a fair value measurement. ASU 2011-04 also clarifies existing fair value measurement regarding the concepts of valuation premise, the application of the highest and best use, and the fair value measurement of an instrument classified in an entity’s shareholders’ equity. The adoption of ASU 2011-04 did not have an effect on the company’s current fair value measurements but led to increased disclosures related to the assets and liabilities of the company's consolidated investment products that are classified as level 3 assets within the fair value hierarchy. The amendments to Topic 820 made by ASU 2011-04 are effective for interim and annual periods beginning on or after December 15, 2011, and are accordingly reflected in the fair value disclosure contained in Notes 3, "Fair Value of Assets and Liabilities," and 20, "Consolidated Investment Products."

In June 2011, the FASB issued Accounting Standards Update 2011-05, “Comprehensive Income: Presentation of Comprehensive Income” (ASU 2011-05). ASU 2011-05 amends Topic 220 to require the components of net income and other comprehensive income to be presented in one continuous statement, which would be referred to as the statement of comprehensive income, or in two separate but consecutive statements. Prior to ASU 2011-05, there was no requirement to present the statement of net income and statement of comprehensive income consecutively. ASU 2011-05 also requires an entity to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income alongside their respective components of net income and other comprehensive income. This requirement in ASU 2011-05 was amended and deferred in December 2011, when the FASB issued Accounting Standards Update No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update No. 2011-05” (ASU 2011-12). As a result of ASU 2011-12, an entity will continue to report items that are reclassified from accumulated other comprehensive income consistent with the requirements in Topic 220 in effect before the adoption of ASU 2011-05. The amendments to Topic 220 made by ASU 2011-05, and the amendments to ASU 2011-05 made by ASU 2011-12, are effective for interim and annual periods beginning on or after December 15, 2011 for public companies, and are accordingly reflected in the financial statement, “Consolidated Statements of Comprehensive Income."

In July 2012, the FASB issued Accounting Standards Update 2012-02, “Intangibles-Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment” (ASU 2012-02). ASU 2012-02 amends Topic 350 on testing for impairment of indefinite-lived intangible assets. Specifically, ASU 2012-02 permits an entity the option to first qualitatively assess whether it is more likely than not (a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired. If an entity concludes that this is the case, it would be required to perform the quantitative impairment test and calculate the fair value of the indefinite-lived intangible asset; otherwise, no further testing is required. An entity may bypass the qualitative assessment in any period and proceed directly to the quantitative impairment test, and may resume performing the qualitative assessment in any subsequent period. The amendments made by ASU 2012-02 are effective for interim and annual impairment tests performed for fiscal years beginning on or after September 15, 2012.